Income tax and social contribution (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Opening balance		R$ (354)	R$ (1,034)	R$ (858)
Credit (expense) for the year – Continuing operations		280	533	(291)
Credit (expense) for the year - Discontinued operations		(851)	143	214
Exchange rate changes		231	13	(188)
Assets held for sale or distribution and discontinued operations		1,016
Deconsolidation - Sendas				91
Other			(9)	(2)
Recognition of Negative Base - CSLL	[1]	600
Fair value - exchange of shares	[2]	(227)
Liabilities related to assets held for sale or distribution		227
At the end of the period		R$ 922	R$ (354)	R$ (1,034)
Golbal rate for subsidiaries		34.00%

[1]	As mentioned in notes 20 and 21, the STF decided by the limits of the res judicata leading the Company to be subject to a global rate of 34% for income tax and CSLL. Thus, the effects above represent: i) the effect of the contingency recorded on the matter, and ii) the estimate of the balances of negative basis (net operating losses) of CSLL and taxes on profits abroad considering the new rate.
[2]	At December 31, 2022, the company recorded the deferred income tax liability on this amount due to the segregation plan of the operations of Grupo Éxito